UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GRS Advisors, LLC
Address: 900 North  Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  028-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915 - 2864

Signature, Place, and Date of Signing:

 /s/    Michael A. Elrad     Chicago, IL/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $2,465,415 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP NEW        COM              03027X100    36475   474200 SH       SOLE                   474200        0        0
BOSTON PROPERTIES INC          COM              101121101    22860   226200 SH       SOLE                   226200        0        0
BRE PROPERTIES INC             CL A             05564E106    30766   632000 SH       SOLE                   632000        0        0
CBL & ASSOC PPTYS INC          COM              124830100    75761  3210200 SH       SOLE                  3210200        0        0
D R HORTON INC                 COM              23331A109    87407  3597000 SH       SOLE                  3597000        0        0
D R HORTON INC                 COM              23331A109    20951   862200 SH  PUT  SOLE                   862200        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108    16005   208400 SH       SOLE                   208400        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    40706   739300 SH       SOLE                   739300        0        0
FORTUNE BRANDS HOME & SEC IN   COM              34964C106    58417  1560700 SH       SOLE                  1560700        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   108280  5446700 SH       SOLE                  5446700        0        0
HEALTH CARE REIT INC           COM              42217K106    21718   319800 SH       SOLE                   319800        0        0
HERSHA HOSPITALITY TR          SH BEN INT A     427825104    35133  6015900 SH       SOLE                  6015900        0        0
HOME DEPOT INC                 COM              437076102   119289  1709500 SH       SOLE                  1709500        0        0
HUDSON PAC PPTYS INC           COM              444097109    33682  1548600 SH       SOLE                  1548600        0        0
HYATT HOTELS CORP              COM CL A         448579102    33032   764100 SH       SOLE                   764100        0        0
ISHARES TR                     RUSSELL 2000     464287655   281269  2978600 SH  PUT  SOLE                  2978600        0        0
ISHARES TR                     DJ US REAL EST   464287739   135583  1951400 SH  PUT  SOLE                  1951400        0        0
ISTAR FINL INC                 COM              45031U101    33015  3031700 SH       SOLE                  3031700        0        0
KB HOME                        COM              48666K109    39103  1796200 SH  PUT  SOLE                  1796200        0        0
KILROY RLTY CORP               COM              49427F108    54444  1039000 SH       SOLE                  1039000        0        0
LENNAR CORP                    CL A             526057104    43048  1037800 SH       SOLE                  1037800        0        0
LOWES COS INC                  COM              548661107    74316  1959800 SH       SOLE                  1959800        0        0
LOWES COS INC                  COM              548661107    40650  1072000 SH  PUT  SOLE                  1072000        0        0
MACERICH CO                    COM              554382101   141140  2192300 SH       SOLE                  2192300        0        0
MARRIOTT INTL INC NEW          CL A             571903202    61626  1459300 SH       SOLE                  1459300        0        0
MARRIOTT VACATIONS WRLDWDE C   COM              57164Y107    18151   423000 SH       SOLE                   423000        0        0
OCWEN FINL CORP                COM NEW          675746309    54222  1429900 SH       SOLE                  1429900        0        0
PENNYMAC MTG INVT TR           COM              70931T103    36039  1392000 SH       SOLE                  1392000        0        0
PULTE GROUP INC                COM              745867101    56933  2812900 SH  PUT  SOLE                  2812900        0        0
RLJ LODGING TR                 COM              74965L101    33466  1470400 SH       SOLE                  1470400        0        0
SBA COMMUNICATIONS CORP        COM              78388J106   101491  1409600 SH       SOLE                  1409600        0        0
SILVER BAY RLTY TR CORP        COM              82735Q102      999    48283 SH       SOLE                    48283        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    93014   586617 SH       SOLE                   586617        0        0
SL GREEN RLTY CORP             COM              78440X101    30044   348900 SH       SOLE                   348900        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   126511   807500 SH  PUT  SOLE                   807500        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401   133890  2100900 SH       SOLE                  2100900        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    18316   287400 SH  PUT  SOLE                   287400        0        0
STARWOOD PPTY TR INC           COM              85571B105    12622   454700 SH       SOLE                   454700        0        0
STRATEGIC HOTELS & RESORTS I   COM              86272T106    25846  3095300 SH       SOLE                  3095300        0        0
TAUBMAN CTRS INC               COM              876664103    22001   283300 SH       SOLE                   283300        0        0
TWO HBRS INVT CORP             COM              90187B101    12426   985400 SH       SOLE                   985400        0        0
VENTAS INC                     COM              92276F100     5760    78691 SH       SOLE                    78691        0        0
WEYERHAEUSER CO                COM              962166104    39008  1243100 SH       SOLE                  1243100        0        0